Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Biotechnology ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 79.0%
2seventy bio, Inc.
(a)
................. 315,465 $ 3,192,506
4D Molecular Therapeutics, Inc.
(a)
........ 240,286 4,341,968
89bio, Inc.
(a)(b)
..................... 489,453 9,275,134
Abcam plc, ADR
(a)(b)
................. 1,332,952 32,617,335
Absci Corp.
(a)(b)
.................... 461,724 701,820
ACADIA Pharmaceuticals, Inc.
(a)(b)
........ 1,164,853 27,898,229
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 178,301 1,322,993
Acumen Pharmaceuticals, Inc.
(a)
......... 200,446 964,145
Adaptimmune Therapeutics plc, ADR
(a)(b)
... 868,079 802,973
ADC Therapeutics SA
(a)(b)
............. 468,505 1,007,286
Adicet Bio, Inc.
(a)
................... 212,513 516,407
ADMA Biologics, Inc.
(a)(b)
.............. 1,532,652 5,655,486
Affimed NV
(a)(b)
..................... 942,649 563,893
Agios Pharmaceuticals, Inc.
(a)(b)
......... 385,928 10,929,481
Akero Therapeutics, Inc.
(a)(b)
............ 331,918 15,497,251
Alaunos Therapeutics, Inc.
(a)(b)
.......... 1,621,476 826,953
Alector , Inc.
(a)
..................... 444,656 2,672,383
Alkermes plc
(a)
..................... 1,183,444 37,041,797
Allakos , Inc.
(a)(b)
.................... 371,153 1,618,227
Allogene Therapeutics, Inc.
(a)(b)
.......... 552,090 2,743,887
Allovir , Inc.
(a)(b)
..................... 283,192 962,853
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 895,253 170,044,355
Alpine Immune Sciences, Inc.
(a)
......... 206,500 2,122,820
Altimmune , Inc.
(a)(b)
.................. 360,883 1,273,917
ALX Oncology Holdings, Inc.
(a)
.......... 131,341 986,371
Amgen, Inc. ...................... 2,750,762 610,724,179
Amicus Therapeutics, Inc.
(a)(b)
........... 1,981,316 24,885,329
AnaptysBio , Inc.
(a)(b)
................. 172,784 3,514,427
Anavex Life Sciences Corp.
(a)(b)
......... 566,901 4,608,905
Annexon , Inc.
(a)(b)
................... 251,895 886,670
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 691,710 63,014,781
Arbutus Biopharma Corp.
(a)(b)
........... 886,561 2,039,090
Arcellx , Inc.
(a)
..................... 197,550 6,246,531
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 173,305 4,970,387
Arcus Biosciences, Inc.
(a)(b)
............ 341,955 6,945,106
Arcutis Biotherapeutics , Inc.
(a)(b)
......... 325,739 3,104,293
Argenx SE, ADR, NVS
(a)(b)
............. 323,225 125,970,479
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 741,661 26,447,631
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 336,660 2,255,622
Ascendis Pharma A/S, ADR
(a)(b)
......... 326,483 29,138,608
Atara Biotherapeutics , Inc.
(a)(b)
.......... 659,153 1,061,236
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 940,344 9,102,530
Autolus Therapeutics plc, ADR
(a)(b)
........ 862,812 2,053,493
Avidity Biosciences, Inc.
(a)(b)
............ 465,416 5,161,463
Beam Therapeutics, Inc.
(a)(b)
............ 452,104 14,435,681
BeiGene Ltd., ADR
(a)(b)
............... 551,919 98,407,158
Bicycle Therapeutics plc, ADR
(a)(b)
........ 168,527 4,300,809
BioAtla , Inc.
(a)(b)
.................... 264,071 792,213
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 1,348,108 9,490,680
Biogen, Inc.
(a)
..................... 1,037,657 295,576,596
BioMarin Pharmaceutical, Inc.
(a)
......... 1,326,502 114,981,193
Biomea Fusion, Inc.
(a)(b)
............... 212,768 4,670,258
BioNTech SE, ADR
(a)
................ 1,400,862 151,195,036
Bluebird Bio, Inc.
(a)(b)
................. 731,721 2,407,362
Blueprint Medicines Corp.
(a)(b)
........... 426,655 26,964,596
Bridgebio Pharma, Inc.
(a)(b)
............. 839,161 14,433,569
C4 Therapeutics, Inc.
(a)(b)
.............. 282,871 777,895
CareDx , Inc.
(a)(b)
.................... 370,391 3,148,324
Caribou Biosciences, Inc.
(a)(b)
........... 384,364 1,633,547
Centessa Pharmaceuticals plc, ADR
(a)(b)
.... 270,339 1,673,398
Century Therapeutics, Inc.
(a)
........... 176,102 556,482
Chinook Therapeutics, Inc.
(a)(b)
.......... 327,813 12,594,575
Cogent Biosciences, Inc.
(a)
............. 506,509 5,997,067
Security
Shares
Shares Value
Biotechnology (continued)
Coherus Biosciences, Inc.
(a)(b)
........... 637,818 $ 2,723,483
Compass Pathways plc, ADR
(a)(b)
........ 262,158 2,170,668
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 305,563 5,506,245
CRISPR Therapeutics AG
(a)(b)
........... 546,041 30,654,742
Cullinan Oncology, Inc.
(a)
.............. 169,459 1,823,379
CureVac NV
(a)(b)
.................... 669,566 6,976,878
Cytokinetics, Inc.
(a)(b)
................. 646,746 21,096,855
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 334,319 3,991,769
DBV Technologies SA, ADR, NVS
(a)(b)
..... 1,017,670 1,933,573
Deciphera Pharmaceuticals, Inc.
(a)
....... 385,581 5,428,980
Denali Therapeutics, Inc.
(a)(b)
........... 770,103 22,725,740
Design Therapeutics, Inc.
(a)(b)
........... 238,345 1,501,574
Dyne Therapeutics, Inc.
(a)(b)
............ 232,582 2,616,548
Editas Medicine, Inc.
(a)(b)
.............. 582,935 4,797,555
Eiger BioPharmaceuticals , Inc.
(a)(b)
....... 294,884 207,598
Emergent BioSolutions , Inc.
(a)(b)
......... 317,307 2,332,206
Enanta Pharmaceuticals, Inc.
(a)
......... 140,791 3,012,927
EQRx , Inc.
(a)(b)
..................... 1,884,374 3,504,936
Erasca , Inc.
(a)(b)
.................... 592,990 1,636,652
Evelo Biosciences, Inc.
(a)(b)
............. 20,146 65,475
Exelixis , Inc.
(a)
..................... 2,282,997 43,628,073
Exscientia plc, ADR
(a)(b)
............... 668,927 3,960,048
Fate Therapeutics, Inc.
(a)(b)
............. 662,795 3,154,904
FibroGen , Inc.
(a)
.................... 642,612 1,735,052
Foghorn Therapeutics, Inc.
(a)(b)
.......... 122,130 859,795
G1 Therapeutics, Inc.
(a)(b)
.............. 311,255 775,025
Galapagos NV, ADR, NVS
(a)(b)
.......... 383,826 15,606,365
Generation Bio Co.
(a)(b)
............... 348,099 1,914,545
Genmab A/S, ADR, NVS
(a)(b)
............ 3,837,634 145,868,468
Geron Corp.
(a)(b)
.................... 3,134,499 10,061,742
Gilead Sciences, Inc. ................ 7,888,682 607,980,722
Gossamer Bio, Inc.
(a)(b)
............... 521,281 625,537
Gracell Biotechnologies, Inc., ADR
(a)(b)
..... 329,130 1,253,985
Graphite Bio, Inc.
(a)(b)
................ 201,448 523,765
GreenLight Biosciences Holdings PBC
(a)
... 628,464 187,345
Gritstone bio, Inc.
(a)(b)
................ 562,641 1,097,150
Halozyme Therapeutics, Inc.
(a)(b)
......... 941,076 33,944,611
Humacyte , Inc.
(a)(b)
.................. 407,154 1,164,460
Ideaya Biosciences, Inc.
(a)(b)
............ 363,949 8,552,801
IGM Biosciences, Inc.
(a)(b)
............. 123,609 1,140,911
I-Mab, ADR
(a)
..................... 487,724 1,458,295
Immuneering Corp., Class A
(a)(b)
......... 142,440 1,444,342
ImmunityBio , Inc.
(a)(b)
................. 779,436 2,166,832
Immunocore Holdings plc, ADR
(a)(b)
....... 274,092 16,434,556
ImmunoGen , Inc.
(a)(b)
................. 1,834,215 34,611,637
Immunovant , Inc.
(a)(b)
................. 369,735 7,013,873
Incyte Corp.
(a)
..................... 1,584,573 98,639,669
Inhibrx , Inc.
(a)
..................... 213,451 5,541,188
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 1,787,090 797,936
Insmed , Inc.
(a)(b)
.................... 959,411 20,243,572
Instil Bio, Inc.
(a)
.................... 450,796 248,389
Intellia Therapeutics, Inc.
(a)(b)
........... 593,059 24,184,946
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 252,717 2,795,050
Invivyd , Inc.
(a)
..................... 273,084 286,738
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 1,004,704 41,223,005
Iovance Biotherapeutics , Inc.
(a)(b)
......... 1,315,661 9,262,253
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 1,095,596 11,657,141
iTeos Therapeutics, Inc.
(a)
............. 211,569 2,801,174
IVERIC bio, Inc.
(a)
................... 921,793 36,263,337
Karuna Therapeutics, Inc.
(a)(b)
........... 230,819 50,053,100
Karyopharm Therapeutics, Inc.
(a)(b)
....... 730,926 1,308,358
Keros Therapeutics, Inc.
(a)
............. 147,783 5,937,921
Kezar Life Sciences, Inc.
(a)
............. 430,423 1,054,536
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 239,764 3,375,877
Kinnate Biopharma, Inc.
(a)
............. 143,933 436,117

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Biotechnology ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kodiak Sciences, Inc.
(a)(b)
.............. 355,810 $ 2,455,089
Krystal Biotech, Inc.
(a)(b)
............... 151,912 17,834,469
Kura Oncology, Inc.
(a)(b)
............... 454,212 4,805,563
Kymera Therapeutics, Inc.
(a)(b)
.......... 321,186 7,384,066
Legend Biotech Corp., ADR
(a)(b)
......... 948,632 65,484,067
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 1,247,643 1,759,177
Lyell Immunopharma , Inc.
(a)(b)
........... 853,896 2,715,389
MacroGenics , Inc.
(a)
................. 420,430 2,249,301
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 100,830 23,291,730
MannKind Corp.
(a)(b)
................. 1,829,501 7,446,069
MeiraGTx Holdings plc
(a)(b)
............. 280,730 1,886,506
Mersana Therapeutics, Inc.
(a)
........... 661,603 2,176,674
Merus NV
(a)(b)
...................... 258,346 6,802,250
Mirati Therapeutics, Inc.
(a)(b)
............ 394,017 14,235,834
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 179,165 4,634,999
Moderna , Inc.
(a)(b)
................... 2,376,301 288,720,571
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 287,901 1,972,122
Morphic Holding, Inc.
(a)(b)
.............. 242,483 13,901,550
Myriad Genetics, Inc.
(a)(b)
.............. 566,108 13,122,383
Natera , Inc.
(a)(b)
.................... 751,797 36,582,442
Neurocrine Biosciences, Inc.
(a)(b)
......... 691,749 65,231,931
Nkarta , Inc.
(a)(b)
.................... 252,838 553,715
Novavax , Inc.
(a)(b)
................... 622,323 4,623,860
Nurix Therapeutics, Inc.
(a)
............. 308,062 3,077,539
Nuvalent , Inc., Class A
(a)(b)
............. 320,486 13,514,895
Omega Therapeutics, Inc.
(a)(b)
........... 122,515 686,084
PepGen , Inc.
(a)(b)
................... 137,578 1,229,947
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 231,623 1,449,960
Poseida Therapeutics, Inc.
(a)(b)
.......... 413,576 727,894
Precigen , Inc.
(a)(b)
................... 948,312 1,090,559
Prelude Therapeutics, Inc.
(a)
............ 215,517 969,827
Protagonist Therapeutics, Inc.
(a)(b)
........ 387,479 10,702,170
Prothena Corp. plc
(a)
................. 359,661 24,557,653
PTC Therapeutics, Inc.
(a)
.............. 511,024 20,783,346
RAPT Therapeutics, Inc.
(a)(b)
............ 190,194 3,556,628
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
820,793 6,131,324
Regeneron Pharmaceuticals, Inc.
(a)
....... 757,912 544,590,088
REGENXBIO, Inc.
(a)
................. 284,941 5,695,971
Relay Therapeutics, Inc.
(a)(b)
............ 599,048 7,524,043
Repare Therapeutics, Inc.
(a)(b)
........... 229,390 2,426,946
Replimune Group, Inc.
(a)(b)
............. 299,289 6,949,491
REVOLUTION Medicines, Inc.
(a)(b)
........ 631,274 16,886,579
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 370,020 6,101,630
Rocket Pharmaceuticals, Inc.
(a)
.......... 537,255 10,675,257
Roivant Sciences Ltd.
(a)(b)
............. 2,970,479 29,942,428
Sage Therapeutics, Inc.
(a)(b)
............ 371,045 17,446,536
Sana Biotechnology, Inc.
(a)(b)
........... 611,283 3,643,247
Sangamo Therapeutics, Inc.
(a)(b)
......... 1,050,528 1,365,686
Sarepta Therapeutics, Inc.
(a)(b)
.......... 627,453 71,855,918
Scholar Rock Holding Corp.
(a)(b)
......... 289,965 2,186,336
Seagen , Inc.
(a)
..................... 1,337,040 257,326,718
Selecta Biosciences, Inc.
(a)(b)
........... 769,556 861,903
Seres Therapeutics, Inc.
(a)(b)
............ 696,114 3,334,386
SpringWorks Therapeutics, Inc.
(a)(b)
....... 343,654 9,010,608
Stoke Therapeutics, Inc.
(a)(b)
............ 206,005 2,189,833
Summit Therapeutics, Inc.
(a)(b)
........... 794,425 1,994,007
Sutro Biopharma, Inc.
(a)(b)
............. 382,430 1,778,299
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 422,687 8,846,839
Tango Therapeutics, Inc.
(a)
............. 370,312 1,229,436
Travere Therapeutics, Inc.
(a)(b)
.......... 508,054 7,803,709
Twist Bioscience Corp.
(a)(b)
............. 394,937 8,080,411
Ultragenyx Pharmaceutical, Inc.
(a)(b)
....... 473,058 21,822,166
uniQure NV
(a)(b)
.................... 308,562 3,536,121
United Therapeutics Corp.
(a)
............ 332,594 73,420,126
UroGen Pharma Ltd.
(a)(b)
.............. 143,429 1,484,490
Security
Shares
Shares Value
Biotechnology (continued)
Vanda Pharmaceuticals, Inc.
(a)
.......... 398,114 $ 2,623,571
Vaxcyte , Inc.
(a)(b)
.................... 576,233 28,777,076
Veracyte , Inc.
(a)(b)
................... 516,596 13,157,700
Vertex Pharmaceuticals, Inc.
(a)
.......... 1,853,007 652,091,693
Verve Therapeutics, Inc.
(a)(b)
............ 290,292 5,442,975
Vir Biotechnology, Inc.
(a)
.............. 610,792 14,982,728
Voyager Therapeutics, Inc.
(a)
........... 248,830 2,849,104
Xencor , Inc.
(a)(b)
.................... 426,482 10,649,256
Xenon Pharmaceuticals, Inc.
(a)(b)
......... 442,022 17,017,847
Zai Lab Ltd., ADR
(a)
................. 559,700 15,520,481
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 459,594 12,965,147
Zymeworks , Inc.
(a)(b)
................. 428,173 3,699,415
6,007,864,382
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 9,019,279 16,775,859
Health Care Equipment & Supplies — 0.4%
Novocure Ltd.
(a)(b)
................... 751,385 31,182,477
Health Care Providers & Services — 0.2%
(a)(b)
Castle Biosciences, Inc. .............. 184,924 2,537,157
Fulgent Genetics, Inc. ................ 138,613 5,132,840
Invitae Corp. ...................... 1,817,161 2,053,392
OPKO Health, Inc. .................. 2,997,929 6,505,506
16,228,895
Life Sciences Tools & Services — 17.1%
10X Genomics, Inc., Class A
(a)(b)
......... 615,085 34,346,346
AbCellera Biologics, Inc.
(a)(b)
............ 1,420,962 9,179,415
Adaptive Biotechnologies Corp.
(a)(b)
....... 1,009,409 6,773,134
Akoya Biosciences, Inc.
(a)(b)
............ 104,113 769,395
Bio- Techne Corp.
(b)
.................. 1,117,441 91,216,709
Bruker Corp. ...................... 710,689 52,534,131
Charles River Laboratories International, Inc.
(a)
(b)
........................... 362,653 76,247,793
Codexis , Inc.
(a)(b)
................... 460,972 1,290,722
Cytek Biosciences, Inc.
(a)(b)
............ 782,374 6,681,474
Illumina, Inc.
(a)(b)
.................... 1,136,637 213,108,071
IQVIA Holdings, Inc.
(a)(b)
............... 1,328,394 298,583,119
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 783,694 9,741,316
MaxCyte , Inc.
(a)(b)
................... 651,824 2,991,872
Medpace Holdings, Inc.
(a)
............. 167,659 40,266,662
Mettler -Toledo International, Inc.
(a)
....... 156,588 205,387,084
NanoString Technologies, Inc.
(a)
......... 338,387 1,370,467
Nautilus Biotechnology, Inc.
(a)(b)
......... 329,656 1,275,769
Olink Holding AB, ADR
(a)(b)
............. 689,597 12,929,944
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(c)
................. 46,839 1
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(c)
................. 46,839 1
Pacific Biosciences of California, Inc.
(a)(b)
... 1,758,329 23,385,776
Quanterix Corp.
(a)
................... 241,095 5,436,692
Repligen Corp.
(a)(b)
.................. 373,694 52,862,753
Seer, Inc., Class A
(a)
................. 260,117 1,110,700
Stevanato Group SpA ................ 246,670 7,987,175
Syneos Health, Inc., Class A
(a)
.......... 742,493 31,288,655
Waters Corp.
(a)(b)
................... 424,149 113,052,674
1,299,817,850
Pharmaceuticals — 2.6%
(a)
Aclaris Therapeutics, Inc.
(b)
............ 409,891 4,250,570
Amylyx Pharmaceuticals, Inc.
(b)
......... 296,289 6,390,954
Arvinas , Inc. ...................... 332,695 8,257,490
ATAI Life Sciences NV
(b)
.............. 828,913 1,425,730
Atea Pharmaceuticals, Inc.
(b)
........... 524,817 1,962,815

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Biotechnology ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Axsome Therapeutics, Inc.
(b)
........... 251,781 $ 18,092,983
Cara Therapeutics, Inc.
(b)
............. 304,175 860,815
Cymabay Therapeutics, Inc.
(b)
.......... 629,100 6,888,645
DICE Therapeutics, Inc. .............. 277,891 12,910,816
Edgewise Therapeutics, Inc. ........... 283,063 2,193,738
Fulcrum Therapeutics, Inc.
(b)
........... 406,726 1,342,196
Intra-Cellular Therapies, Inc. ........... 673,998 42,677,553
Ligand Pharmaceuticals, Inc.
(b)
.......... 117,700 8,486,170
Marinus Pharmaceuticals, Inc.
(b)
......... 344,460 3,740,836
Nektar Therapeutics ................. 1,319,508 758,981
NGM Biopharmaceuticals, Inc. .......... 305,833 792,107
Nuvation Bio, Inc., Class A ............. 1,018,617 1,833,511
Phathom Pharmaceuticals, Inc.
(b)
........ 205,282 2,939,638
Pliant Therapeutics, Inc.
(b)
............. 360,605 6,534,163
Reata Pharmaceuticals, Inc., Class A
(b)
.... 209,471 21,357,663
Revance Therapeutics, Inc.
(b)
........... 568,094 14,378,459
Tarsus Pharmaceuticals, Inc. ........... 141,304 2,553,363
Terns Pharmaceuticals, Inc.
(b)
........... 248,585 2,175,119
Theravance Biopharma, Inc.
(b)
.......... 358,611 3,711,624
Ventyx Biosciences, Inc.
(b)
............. 293,124 9,614,467
Verona Pharma plc, ADR
(b)
............ 335,591 7,094,394
WaVe Life Sciences Ltd.
(b)
............. 492,278 1,791,892
195,016,692
Total Common Stocks — 99.5%
(Cost: $10,651,222,588) ........................... 7,566,886,155
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a)(b)
..................... 1,521,841 13,940,064
Total Preferred Stocks — 0.2%
(Cost: $26,782,078) .............................. 13,940,064
Rights
Biotechnology — 0.0%
(a)(b)
Achillion Pharmaceuticals, Inc., CVR
(c)
..... 4,112 1,891
Akouos , Inc., CVR .................. 157,087 124,099
Total Rights — 0.0%
(Cost: $125,990) ................................ 125,990
Total Long-Term Investments — 99.7%
(Cost: $10,678,130,656) ........................... 7,580,952,209
Short-Term Securities
Money Market Funds — 10.4%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(f)
............ 781,413,831 781,570,113
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 7,416,158 7,416,158
Total Short-Term Securities — 10.4%
(Cost: $788,599,163) ............................. 788,986,271
Total Investments — 110.1%
(Cost: $11,466,729,819 ) ........................... 8,369,938,480
Liabilities in Excess of Other Assets — (10.1)% ........... (769,795,677)
Net Assets — 100.0% ..............................
$ 7,600,142,803
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Biotechnology ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 852,348,490 $ — $ (70,697,634)
(a)
$ (13,796) $ (66,947) $ 781,570,113 781,413,831 $ 1,361,108
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,598,879 — (1,182,721)
(a)
— — 7,416,158 7,416,158 104,497 —
$ (13,796) $ (66,947) $ 788,986,271 $ 1,465,605 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 97 09/15/23 $ 13,135 $ 175,585
Russell 2000 E-Mini Index .................................................... 54 09/15/23 5,140 62,343
$ 237,928

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Biotechnology ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,566,886,153 $ — $ 2 $ 7,566,886,155
Preferred Stocks ......................................... 13,940,064 — — 13,940,064
Rights ................................................ — 124,099 1,891 125,990
Short-Term Securities
Money Market Funds ...................................... 788,986,271 — — 788,986,271
$ 8,369,812,488 $ 124,099 $ 1,893 $ 8,369,938,480
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 237,928 $ — $ — $ 237,928
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)